Basis of Preparation - Schedule of Subsidiaries (Details) - DevvStream Corp [Member]	6 Months Ended	12 Months Ended
	Jan. 31, 2026	Jul. 31, 2025
Devv Holdings [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	British Columbia, Canada	British Columbia, Canada
Ownership	100.00%	100.00%
DESG [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	Delaware, USA	Delaware, USA
Ownership	100.00%	100.00%
Finco [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	British Columbia, Canada	British Columbia, Canada
Ownership	100.00%	100.00%
Sierra Merger Sub, Inc. [Member[
Schedule of Subsidiaries [Line Items]
Place of incorporation	Delaware, USA
Ownership	100.00%